Supplementary Financial Information (Schedule Of Quarterly Information) (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Financial Information [Abstract]
Operating revenues	$ 938	$ 939	$ 1,054	$ 912	$ 917	$ 912	$ 966	$ 857	$ 817	$ 1,884	$ 1,829	$ 3,822	$ 3,552	$ 3,328
Operating income	186	179	247	183	191	190	239	189	180	366	373	800	798	731
Net income	$ 98	$ 94	$ 158	$ 94	$ 104	$ 103	$ 146	$ 96	$ 87	$ 196	$ 197	$ 450	$ 432	$ 349